NUVEEN GLOBAL TACTICAL OPPORTUNITIES PLUS FUND

SUPPLEMENT DATED MARCH 18, 2014

TO THE PROSPECTUS DATED FEBRUARY 28, 2014

Effective immediately, Walter French, David Friar, Keith Hembre and Derek Bloom will serve as portfolio managers for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GTOPP-0314P

NUVEEN GLOBAL TACTICAL OPPORTUNITIES PLUS FUND

SUPPLEMENT DATED MARCH 18, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2014

Effective immediately, Walter French, David Friar, Keith Hembre and Derek Bloom will serve as portfolio managers for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GTOPSAI-0314P